Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 263,929,547.75
Previously Paid Amount	0.00
Total Fee Amount	36,448.67
Total Offset Amount	0.00
Net Fee	36,448.67
Narrative - Max Aggregate Offering Price	$ 263,929,547.75
Final Prospectus	true